Related party transactions - Other related parties (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Total Revenues and other income	$ 1,958,145	$ 1,924,381	$ 3,976,233	$ 3,790,103
Related Party | Associated Companies
Related Party Transaction [Line Items]
Management fees and other	2,014	2,571	6,336	5,580
Dividends	555	5,310	4,095	7,823
Total Revenues and other income	$ 2,569	$ 7,881	$ 10,431	$ 13,403